Accrued Liabilities and Other Liabilities (Details) - Schedule of Accrued Liabilities and Other Current Liabilities - CNY (¥)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities and Other Liabilities [Abstract]
Qingtian International School acquisition payable	[1]		¥ 8,000,000
Deposits related to the Group staff apartment sales	[2]	3,290,500	3,290,500
Payables to third parties	[3]		1,328,691
Audit fee payable		958,550	567,687
Deposits		533,460	487,460
Interests payable		39,126	387,434
Leasehold improvement payables		314,694	290,000
Others		811,512	423,476
Total		¥ 5,947,842	¥ 14,775,248

[1]	On August 31, 2021, the Group consolidated 100% sponsorship interests of Qingtian International School, with a total consideration of RMB23.0 million in cash. In 2023, both parties agreed to extend the payable to December 31, 2024 given the Group suffered loss from operation. As of December 31, 2023, this amount was reclassified as amounts due to related parties (See Note 19).
[2]	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.
[3]	Payables to third parties consisted of: (i) loans for daily operational purposes with 1.5% interest rate and due within one year as of December 31, 2022, and (ii) miscellaneous fee collected on behalf of Hainan Advanced Technical School of Communications as of December 31, 2022.